Total Capital and Net Income Per Common Unit - Net Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Limited partners' interest in net income for basic and diluted net income per common unit	$ 213,138	$ 60,632	$ 124,546
Weighted average number of common units (i)	87,091,647	83,313,097	78,177,189
Dilutive effect of unit-based compensation	124,665	105,907	91,223
Diluted (in units)	87,216,312	83,419,004	78,268,412
Limited partner's interest in net income per common unit:
Basic (USD per unit)	$ 2.45	$ 0.73	$ 1.59
Diluted (USD per unit)	$ 2.44	$ 0.73	$ 1.59
Limited Partners | Preferred Units
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 25,700	$ 25,700	$ 25,700